FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2020.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,630	—	5,630	—	—	—
Restricted cash *	72	—	72	—	—	—
Trade accounts receivable and other	3,048	—	2,614	—	434	—
Inventories	14,269	14,269	—	—	—	—
Prepaid expenses and other current assets**	2,199	1,113	782	—	—	304
Total current assets	25,218	15,382	9,098	—	434	304

Non-current assets:
Goodwill and intangible assets	4,944	4,944	—	—	—	—
Property, plant and equipment and biological assets	33,766	33,725	—	41	—	—
Investments in associates and joint ventures	6,321	6,321	—	—	—	—
Other investments	670	—	—	—	670	—
Deferred tax assets	8,674	8,674	—	—	—	—
Other assets	1,708	324	1,124	136	—	124
Total non-current assets	56,083	53,988	1,124	177	670	124
Total assets	81,301	69,370	10,222	177	1,104	428

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,134	—	3,134	—	—	—
Trade accounts payable and other	10,019	—	10,019	—	—	—
Short-term provisions	982	940	42	—	—	—
Accrued expenses and other liabilities	4,820	1,495	2,837	—	—	488
Income tax liabilities	377	377	—	—	—	—
Total current liabilities	19,332	2,812	16,032	—	—	488

Non-current liabilities:
Long-term debt, net of current portion	10,414	—	10,414	—	—	—
Deferred tax liabilities	2,039	2,039	—	—	—	—
Deferred employee benefits	7,253	7,253	—	—	—	—
Long-term provisions	1,978	1,972	6	—	—	—
Other long-term obligations	2,687	452	1,983	—	—	252
Total non-current liabilities	24,371	11,716	12,403	—	—	252

Equity:
Equity attributable to the equity holders of the parent	35,774	35,774	—	—	—	—
Non-controlling interests	1,824	1,824	—	—	—	—
Total equity	37,598	37,598	—	—	—	—
Total liabilities and equity	81,301	52,126	28,435	—	—	740
*Restricted cash of 72 includes a cash deposit of 24 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2020, respectively.
**During the six months ended June 30, 2020, the Company received 127 from Global Chartering Ltd, its shipping joint venture, for the repayment of a short-term loan.

Disclosure of liabilities based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2020.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,630	—	5,630	—	—	—
Restricted cash *	72	—	72	—	—	—
Trade accounts receivable and other	3,048	—	2,614	—	434	—
Inventories	14,269	14,269	—	—	—	—
Prepaid expenses and other current assets**	2,199	1,113	782	—	—	304
Total current assets	25,218	15,382	9,098	—	434	304

Non-current assets:
Goodwill and intangible assets	4,944	4,944	—	—	—	—
Property, plant and equipment and biological assets	33,766	33,725	—	41	—	—
Investments in associates and joint ventures	6,321	6,321	—	—	—	—
Other investments	670	—	—	—	670	—
Deferred tax assets	8,674	8,674	—	—	—	—
Other assets	1,708	324	1,124	136	—	124
Total non-current assets	56,083	53,988	1,124	177	670	124
Total assets	81,301	69,370	10,222	177	1,104	428

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,134	—	3,134	—	—	—
Trade accounts payable and other	10,019	—	10,019	—	—	—
Short-term provisions	982	940	42	—	—	—
Accrued expenses and other liabilities	4,820	1,495	2,837	—	—	488
Income tax liabilities	377	377	—	—	—	—
Total current liabilities	19,332	2,812	16,032	—	—	488

Non-current liabilities:
Long-term debt, net of current portion	10,414	—	10,414	—	—	—
Deferred tax liabilities	2,039	2,039	—	—	—	—
Deferred employee benefits	7,253	7,253	—	—	—	—
Long-term provisions	1,978	1,972	6	—	—	—
Other long-term obligations	2,687	452	1,983	—	—	252
Total non-current liabilities	24,371	11,716	12,403	—	—	252

Equity:
Equity attributable to the equity holders of the parent	35,774	35,774	—	—	—	—
Non-controlling interests	1,824	1,824	—	—	—	—
Total equity	37,598	37,598	—	—	—	—
Total liabilities and equity	81,301	52,126	28,435	—	—	740
*Restricted cash of 72 includes a cash deposit of 24 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2020, respectively.
**During the six months ended June 30, 2020, the Company received 127 from Global Chartering Ltd, its shipping joint venture, for the repayment of a short-term loan.

Disclosure of fair value measurement of assets
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	600	—	70	670
Trade accounts receivable and other subject to TSR programs*	—	—	434	434
Derivative financial current assets	—	294	10	304
Derivative financial non-current assets	—	124	—	124
Total assets at fair value	600	418	514	1,532
Liabilities at fair value:
Derivative financial current liabilities	—	332	156	488
Derivative financial non-current liabilities	—	95	157	252
Total liabilities at fair value	—	427	313	740
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	699	—	73	772
Trade accounts receivable and other subject to TSR programs*	—	—	423	423
Derivative financial current assets	—	268	—	268
Derivative financial non-current assets	—	3	127	130
Total assets at fair value	699	271	623	1,593
Liabilities at fair value:
Derivative financial current liabilities	—	144	164	308
Derivative financial non-current liabilities	—	101	137	238
Total liabilities at fair value	—	245	301	546
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.The following table summarizes the reconciliation of the fair value of the conversion option classified as Level 3 with respect to the put option granted to ISP, the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment included in the pellet purchase agreement as of June 30, 2020 and December 31, 2019:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Put option with ISP	Total
Balance as of December 31, 2018	483	(568)	(124)	(209)
Change in fair value	(61)	111	1	51
Balance as of June 30, 2019	422	(457)	(123)	(158)
Change in fair value	(295)	281	(2)	(16)
Balance as of December 31, 2019	127	(176)	(125)	(174)
Change in fair value	(117)	(11)	(1)	(129)
Balance as of June 30, 2020	10	(187)	(126)	(303)

Disclosure of fair value measurement of liabilities
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	600	—	70	670
Trade accounts receivable and other subject to TSR programs*	—	—	434	434
Derivative financial current assets	—	294	10	304
Derivative financial non-current assets	—	124	—	124
Total assets at fair value	600	418	514	1,532
Liabilities at fair value:
Derivative financial current liabilities	—	332	156	488
Derivative financial non-current liabilities	—	95	157	252
Total liabilities at fair value	—	427	313	740
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	699	—	73	772
Trade accounts receivable and other subject to TSR programs*	—	—	423	423
Derivative financial current assets	—	268	—	268
Derivative financial non-current assets	—	3	127	130
Total assets at fair value	699	271	623	1,593
Liabilities at fair value:
Derivative financial current liabilities	—	144	164	308
Derivative financial non-current liabilities	—	101	137	238
Total liabilities at fair value	—	245	301	546
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.The following table summarizes the reconciliation of the fair value of the conversion option classified as Level 3 with respect to the put option granted to ISP, the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment included in the pellet purchase agreement as of June 30, 2020 and December 31, 2019:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Put option with ISP	Total
Balance as of December 31, 2018	483	(568)	(124)	(209)
Change in fair value	(61)	111	1	51
Balance as of June 30, 2019	422	(457)	(123)	(158)
Change in fair value	(295)	281	(2)	(16)
Balance as of December 31, 2019	127	(176)	(125)	(174)
Change in fair value	(117)	(11)	(1)	(129)
Balance as of June 30, 2020	10	(187)	(126)	(303)

Disclosure of derivative financial instruments
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2020 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	11	—	11	—
Total interest rate instruments		—		—
Foreign exchange rate instruments
Forward purchase of contracts	1,351	18	1,216	(73)
Forward sale of contracts	1,529	26	138	(21)
Currency swaps purchase	260	9	—	—
Exchange option purchases	1,273	7	1,074	(4)
Exchange options sales	242	—	2,375	(28)
Total foreign exchange rate instruments		60		(126)
Raw materials (base metal), freight, energy, emission rights
Term contracts sales	1,307	332	846	(193)
Term contracts purchases	213	22	829	(104)
Options sales/purchases	23	4	37	(4)
Total raw materials (base metal), freight, energy, emission rights		358		(301)
Total		418		(427)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2019 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	1,187	29	2,633	(36)
Forward sale of contracts	1,716	42	705	(4)
Currency swaps sales	—	—	500	(41)
Exchange option purchases	2,317	38	1,030	(4)
Exchange options sales	1,213	10	1,418	(5)
Total foreign exchange rate instruments		119		(90)
Raw materials (base metal), freight, energy, emission rights
Term contracts sales	250	29	182	(7)
Term contracts purchases	419	117	1,479	(142)
Option sales/purchases	12	6	10	(6)
Total raw materials (base metal), freight, energy, emission rights		152		(155)
Total		271		(245)